Context Alternative Strategies Fund
Context Alternative Strategies Fund
Investment Objective
The Context Alternative Strategies Fund (the "Fund") seeks capital appreciation with an emphasis on absolute returns and low correlation to the broader U.S. equity and bond markets.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Context Alternative Strategies Fund Investor Shares
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Context Alternative Strategies Fund Investor Shares
Management Fees		1.95%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	2.18%
Dividend and Interest Expenses on Short Sales		0.33%
Total Annual Fund Operating Expenses		4.13%
Fee Waiver and/or Expense Reimbursement	[2]	(1.85%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		2.28%
[1]	"Other Expenses" are based on estimated amounts expected to be incurred for the current fiscal year.
[2]	Context Capital Advisers, LLC ("Context Capital" or the "Adviser") has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses (as determined in the sole discretion of the Adviser)) to 1.95% through October 14, 2016 (the "Expense Cap"). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment (1) is made within three years of the fee waiver or expense reimbursement (2) is approved by the Board and (3) does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Fund to exceed the Expense Cap in place at the time the fees were waived.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that it reflects the Expense Cap for the time period described above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Context Alternative Strategies Fund Investor Shares	231	1,087	1,958	4,202

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 138% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its objective by utilizing various investment strategies and allocating its assets among multiple subadvisers (each, a "Subadviser" and together, the "Subadvisers") who employ certain investment strategies in pursuit of attractive returns consistent with capital appreciation. These investment strategies allow the Adviser and the Subadvisers the flexibility to use leveraged or short-sale positions to take advantage of perceived inefficiencies across the global capital markets. The Adviser selects and oversees the Subadvisers who each manage separate segments of the Fund's portfolio using distinct investment styles. The Adviser may select Subadvisers with overlapping strategies to pursue the Fund's investment objective.

The Adviser will select and determine the percentage of Fund assets to allocate to each Subadviser. The Adviser, however, retains discretion to invest the Fund's assets in securities and other instruments directly and among Investment Funds, as defined below.

Each Subadviser has discretion to invest the portion of the Fund's assets it has been allocated as it deems appropriate, based on the Subadviser's investment style and process. The Subadvisers may not utilize all of the strategies all of the time due to the opportunistic and flexible nature of their investment approach and philosophy. The performance of these strategies may not correlate to the performance of traditional markets because of the strategies' focus on limiting downside investment risk. Although each Subadviser is subject to the general oversight of the Adviser, the Adviser does not manage the day-to-day investments of the Subadvisers. The Subadvisers will employ a variety of strategies in managing the Fund's investment portfolio, including the following:

          Long/Short Equity Investing, Market Neutral Equity Investing: taking long and short positions in equity securities of issuers with varying market capitalizations, including common stocks and preferred stocks of U.S. and foreign issuers with the goal of minimizing exposure to general market risk. Certain strategies may focus on certain sectors of the market. It is currently expected that a subadviser will focus its long/short equity strategy on securities of companies in the energy sector.

          Fixed-Income, Long/Short Credit: taking long and short positions in fixed-income securities, with the goal of minimizing exposure to general market risk. These fixed-income securities are not limited as to maturity or credit quality.

          Convertible Arbitrage Investing: investing in interest-bearing convertible debentures and high yielding, convertible preferred stocks. The Fund may hedge long convertible positions against market and issuer risk by selling short a percentage of the underlying common stock and/or by writing equity call options. The Fund may write covered equity call options.

          Event Driven Investing: investing in equity or fixed-income securities to take advantage of the impact of corporate events, such as bankruptcies, mergers, reorganizations, spin-offs, restructurings and material litigation, on the market value of company securities before and after such events occur.

          Long Investing: focuses on the purchase of equities and fixed-income securities of U.S. issuers and foreign issuers to capitalize on a rising market through appreciation. In making sell decisions, the Subadviser considers, among other factors, whether a security's price target has been met, whether there has been an overvaluation of the issuer by the market, whether there has been a deterioration of future earnings power and whether, in the Subadviser's opinion, there has been a loss of a long-term competitive advantage.

          Opportunistic and Global Macro Investing: long and short investing in global equity, fixed-income and currency markets with the objective of generating positive returns by seeking to capitalize on potentially favorable market trends and investment opportunities across various U.S. and foreign markets, sectors and industries.

          Distressed Securities Investing ("junk bonds"): investing in securities of companies or government entities that in the Subadviser's opinion, are currently undervalued, out-of-favor, have low credit ratings, are engaged in bankruptcy or reorganization proceedings or are affected by other adverse factors.

           Managed Futures Related Investing: investing in a portfolio of financial futures contracts and futures-related instruments, such as equity index futures, currency forwards and fixed-income futures.

To implement the various strategies, the Fund may invest in a wide variety of securities and financial instruments, markets, and asset classes available in both U.S. and non-U.S. markets, including emerging markets. These securities and financial instruments may include, but are not limited to, equity securities, fixed-income securities of any credit quality and maturity, and derivatives based on a variety of underlying assets, including options, futures, forward contracts and swap agreements, as described in greater detail below and in the Statement of Additional Information ("SAI").

The Fund may take both long and short positions in equity securities of companies with market capitalizations of any size, including common and preferred stock of U.S. and foreign companies (including issuers located in emerging markets), convertible securities, depositary receipts, equity swaps and derivative instruments that are linked to equity securities. In addition to direct investments in equity securities and equity-linked instruments, the Fund may invest in shares of other investment companies and exchange-traded funds ("ETFs") that invest in equity securities and equity-linked instruments. The Fund may invest in fixed-income securities of U.S. and foreign issuers (including issuers located in emerging markets), and derivative securities that are linked to fixed-income securities. "Fixed-income securities" include corporate bonds, fixed-income securities and other fixed-income instruments issued by various U.S. and non-U.S. governments (including their agencies or instrumentalities) and private-sector entities, exchange-traded notes ("ETNs"), distressed debt securities, bank loan participations, and mortgage-backed and asset-backed securities. These investments may include securities of varying maturities, durations and ratings, including securities that have been rated below investment grade by a nationally recognized statistical ratings organization ("NRSRO"), commonly referred to as "junk bonds" or "high yield bonds." Fixed-income securities may also be secured or unsecured, or have various rankings (such as senior or subordinate) to other fixed-income securities of the same issuer. In addition to direct investments in fixed-income securities and other instruments that are linked to fixed-income securities, the Fund may invest in shares of other investment companies that invest in fixed-income securities and other instruments that are linked to fixed-income securities, including shares of ETFs.

The Fund may invest in securities denominated in U.S. dollars or foreign currencies (including that of issuers located in emerging markets). In addition, the Fund may purchase and sell foreign currency, enter into spot or forward currency contracts, and may invest in currency futures contracts, options on foreign currencies and foreign currency futures.

The Fund's investments in derivative securities, specifically futures contracts, options, options on futures contracts, swap agreements, credit default swaps and currency-linked derivatives may be used as a substitute for making direct investments in the underlying instruments, to reduce exposure or to "hedge" against market volatilities and other risks. There is no limit on the amount of exposure the Fund may have to any specific asset class, market sector, or instrument.

The Fund may use a derivative investment rather than investing directly in an underlying asset class as a low-cost, effective means to gain exposure to the asset class. Derivatives and short sale transactions involve the use of leverage. Accordingly, the Fund will maintain long positions in securities available for collateral, consisting of cash, cash equivalents and other liquid securities, to comply with applicable legal requirements. The Fund will sell an investment during portfolio rebalancing periods when the Fund's holdings in that investment are larger than the allocation suggested by a Subadviser's investment models or when a more attractive investment becomes available.

The Fund actively trades portfolio investments, which may lead to higher transaction costs.

The Adviser manages Fund assets not allocated to the Subadvisers. The Adviser expects to allocate at least 65% of the Fund's assets to the Subadvisers but may manage up to 35% of the Fund's assets directly. The Adviser may invest up to 15% of the Fund's assets in unaffiliated hedge funds, funds traded publicly on foreign exchanges, and funds that are Undertakings for Collective Investment in Transferable Securities ("UCITS funds") (collectively, the "Investment Funds"). A portion of the Investment Funds (no more than 15% of the Fund's assets, taken together with any other illiquid assets held by the Fund) is expected to be "illiquid" (i.e., holdings that the Fund would not be able to sell or dispose of in the ordinary course of business within seven calendar days). The Investment Funds in which the Fund invests are not subject to the investment policies of the Fund and may have different or contrary investment policies.

In addition, the Adviser and/or Subadviser's may obtain for the Fund synthetic exposure to investment strategies through the use of one or more total return swaps.

The Fund may purchase securities in private placements. The Fund may have significant investment leverage as a result of its use of derivatives or its investments in Investment Funds. See "Leverage Risk" below.

The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

Principal Investment Risks

The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is important that you closely review and understand the risks of investing in the Fund.

           Active Trading Risk. A higher portfolio turnover due to active and frequent trading will result in higher transactional and brokerage costs that may affect the Fund's performance. In addition, active trading of portfolio investments may lead to higher taxes if Fund shares are held in a taxable account.

          Activist Strategies Risk. The Fund may purchase securities of a company that is the subject of a proxy contest in the expectation that new management will cause the price of the company's securities to increase. If the proxy contest, or the new management, is not successful, the market price of the company's securities will typically fall.

          Allocation Risk. The Fund's ability to achieve its investment goal depends upon the Adviser's skill in determining the Fund's allocation to alternative investment strategies and in selecting the best mix of Subadvisers and Investment Funds. The value of your investment may decrease if the Adviser's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, manager, Investment Fund, or other issuer is incorrect.

           Asset-Backed and Mortgage-Backed Securities Risk. Asset-backed and mortgage-backed securities are subject to risk of prepayment. These types of securities may also decline in value because of mortgage foreclosures or defaults on the underlying obligations.

           Bank Loan Risk. The Fund's investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest.

           Below Investment Grade Securities Risk. Although bonds rated below investment grade (also known as "junk" securities) generally pay higher rates of interest than investment grade bonds, bonds rated below investment grade are high risk, speculative investments that may cause income and principal losses for the Fund.

          Convertible Securities Risk. The risk that the market value of a convertible security will perform the same as a regular fixed-income security; that is, if market interest rates rise, the value of the convertible security falls. In the event of a liquidation of the issuing company, holders of convertible securities generally would be paid after the company's creditors but before the company's common shareholders. Consequently, an issuer's convertible securities generally may be viewed as having more risk than its fixed-income securities but less risk than its common stock.

          Counterparty Risk. The Fund may enter into various types of derivative contracts. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty's creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

          Credit Risk. If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of the Fund's investments may decline.

          Currency and Forward Currency Contracts Risk. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that foreign currency loses value because it is worth fewer U.S. dollars. Currency markets generally are not as regulated as securities markets. Investments in forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, but may also limit any potential gain from an increase in the value of the currency.

         Derivatives Risk. The Fund may use derivatives (including futures, options, swap agreements and forward contracts) to enhance returns or hedge against market declines. The Fund's derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets of the Fund, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying assets in the Fund's portfolio. Certain derivatives may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Use of derivatives may result in a loss to the Fund substantially greater than the amount invested in the derivative. See "Leveraging Risk" below.

          Counterparty Risk. The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund's investment.

          Futures Risk. The Fund's use of futures contracts (and related options) may expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for their reference securities.

          Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, stock price and other market factors, may change rapidly over time. Price valuations or market movements may not justify purchasing put options on individual securities, stock indexes and exchange-traded funds ("ETFs"), or, if purchased, the options may expire unexercised, causing the Fund to lose the premium  paid for the options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective. Over-the-counter options expose the Fund to counterparty risk.

          Swap Agreements Risk. Swap agreements involve counterparty risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk  that the Fund will not be able to meet its obligations to pay the other party to the agreement. Certain swap agreements, including total return swaps, often have terms of greater than seven days and may be considered illiquid. The Fund may enter into credit default swap agreements or credit default index swap agreements as a "buyer" or "seller" of credit protection. Credit default swap agreements involve special risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

          Distressed Securities Risk. The Fund's investment in distressed securities, including "junk bonds," may involve a substantial degree of risk. These instruments, which involve loans, loan participations, bonds, notes, non-performing and sub-performing mortgage loans typically are unrated, lower-rated, in default or close to default. Many of these instruments are not publicly traded, and may become illiquid. The prices of such instruments may be extremely volatile. Securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies. Valuing such instruments may be difficult, and the Fund may lose all of its investment, or it may be required to accept cash or securities with a value less than the Fund's original investment. Issuers of distressed securities are typically in a weak financial condition and may default, in which case the Fund may lose its entire investment. See "Below Investment Grade Securities Risk" above.

          Equity Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

          Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company's bonds and/or other fixed-income securities may decline significantly.

          Exchange-Traded Funds Risk. When the Fund invests in ETFs, it will bear additional expenses based on its pro rata share of the other investment company's or ETF's operating expenses, including the potential duplication of management fees. The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds. The Fund also will incur brokerage costs when it purchases and sells ETFs.

          Exchange-Traded Note Risk. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

          Fixed-Income Securities Risk. Risk factors include call risk (the issuer may repay the security before maturity), credit risk (the debtor may default), liquidity risk (making it more difficult to sell the security) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

          Foreign and Emerging Markets Securities Risk. The risk of investments in foreign companies involves certain risks not generally associated with investments in the securities of U.S. companies including, for example, changes in currency exchange rates, unstable political, social and economic conditions and a lack of adequate or accurate company information. In addition, individual international country economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Each Subadviser may invest in emerging market countries, which can involve higher degrees of risk compared to developed economies.

          Government Sponsored Entities Risk. The Fund invests in securities issued or guaranteed by government-sponsored entities. However, these securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

          Hedging Risk. Hedging is a strategy in which the Fund uses a derivative to offset the risks associated with other Fund holdings. There can be no assurance that the Fund's hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.

          Illiquidity Risk. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. In addition, market conditions may cause the Fund to experience temporary mark-to-market losses, especially in less liquid positions, even in the absence of any selling of investments by the Fund.

          Index Risk. If a security or derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index.

          Interest Rate Risk. Fixed-income securities are subject to the risk that the securities could lose value because of interest rate changes. Typically, a rise in interest rates causes a decline in the value of fixed-income securities or derivatives owned by the Fund. In general, the market price of fixed-income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter term securities.

           Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

           Leveraging Risk. As part of the Fund's principal investment strategies, the Fund may incur leverage by borrowing directly or by making investments in reverse repurchase agreements. The Fund may also engage in short sales and enter into derivatives such as futures contracts, forwards, options and swaps. These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through any of these activities, the Fund has the risk of capital losses that exceed the net assets of the Fund. Employing leverage will cause the net asset value of the Fund to be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

          Management Risk. If the Fund's Adviser and Subadvisers make poor investment decisions, it will negatively affect the Fund's investment performance.

          Market Risk. Market risk is the risk that the markets on which the Fund's investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic information. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

          Model and Technology Risk. Subadvisers may use certain investment programs that are fundamentally dependent on proprietary or licensed technology through the investment program's use of, among other pieces of hardware, software, or systems, model-based strategies, data gathering systems, order execution and trade allocation systems, as well as risk management systems. While historically effective, these systems may not be successful on an ongoing basis or could contain errors, omissions, imperfections, or malfunctions. These errors will result in, among other things, execution and allocation failures and failures to properly gather and organize data—all of which may have a negative effect on the Fund. The profitability of many of these model-based strategies utilized by quantitative managers are expected to decrease as the assets of the Fund allocated to such quantitative managers and/or the assets of the other clients of the quantitative managers (or their affiliates or competitors) increase.

          Multi-Style Management Risk. Because portions of the Fund's assets are managed by different Subadvisers using different styles, the Fund could experience overlapping security transactions. Certain Subadvisers may be purchasing securities at the same time other Subadvisers may be selling those same securities, which may lead to higher transaction expenses compared to a Fund using a single investment management style.

           New Fund Risk. The Fund is recently organized and has a limited performance history. In addition, there can be no assurance that the Fund will grow to or maintain an economically viable size.

          Non-Diversification Risk. A non-diversified fund's greater investment in a single issuer makes the Fund more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single security in the non-diversified fund's portfolio may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.

          Other Investment Companies Risk. When the Fund invests in other investment companies, it will bear additional expenses based on its pro rata share of the other investment company's operating expenses, including the potential duplication of management fees.

           Privately Placed Securities Risk. Securities that are purchased in private placements may be illiquid. Because relatively few purchasers of these securities may exist, especially in the event of adverse economic and liquidity conditions or adverse changes in the issuer's financial condition, the Fund may not be able to initiate a transaction or liquidate a position in such investments at a desirable price. Disposing of privately-placed securities may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible. This may include the Fund bearing the expense of registering the securities for resale and the risk of substantial delays in effecting the registration.

           Royalty Trusts Risk. A sustained decline in demand for crude oil, natural gas and refined petroleum products could adversely affect income and royalty trust revenues and cash flows. Rising interest rates could limit the capital appreciation of royalty trusts because of the increased availability of alternative investments at more competitive yields.

         Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events. Because one Subadviser invests primarily in securities of companies in the energy sector, the Fund's performance may be adversely affected by a downturn in that sector.

          Energy Sector Risk. Because one subadviser invests primarily in securities of companies in the energy sector, the Fund's performance may be adversely affected by a downturn in that sector. The energy sector of an economy is cyclical and highly dependent on energy prices. The market value of companies in the energy sector is strongly affected by the levels and volatility of global energy prices, energy supply and demand, capital expenditures on exploration and production of energy sources, energy conservation efforts, exchange rates, interest rates, economic conditions, tax treatment, increased competition and technological advances, among other factors.

          Short Position Risk. Taking short positions involves leverage of the Fund's assets and presents various risks. If the price of the instrument or market on which the Fund has taken a short position increases, then the Fund will incur a loss. Because of leverage, taking short positions involves the risk that losses may be exaggerated, potentially more than the actual cost of the investment. Unlike purchasing a financial instrument like a stock, where potential losses are limited to the purchase price and there is no upside limit on potential gain, short sales involve no cap on maximum losses. Also, there is the risk that a counterparty may fail to perform the terms of the arrangement, causing a loss to the Fund.

          Short Sales Risk. The risk on a short sale is the risk of loss if the value of a security sold short increases prior to the delivery date, since the Fund must pay more for the security than it received from the purchaser in the short sale. Therefore, the risk of loss may be unlimited.

          Small and Medium Capitalization Companies Risk. Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

          Subadviser Allocation Risk. The success of the Fund's investment strategy depends on, among other things, both the Adviser's skill in selecting Subadvisers and allocating assets to those Subadvisers and on a Subadviser's skill in executing the relevant strategy and selecting investments for the Fund.

          U.S. Treasury and Agency Security Risk. The Fund's investments in securities issued or guaranteed by the U.S. Treasury or U.S. agencies and instrumentalities may be backed only by the credit of the agency or instrumentality and not by the full faith and credit of the United States. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities.

Performance Information
Performance information for the Fund is not provided because the Fund has not been operational for a full calendar year.